SUBSIDIARIES (Details 5) $ in Thousands	Jul. 25, 2022 USD ($)
Disclosure of subsidiaries [abstract]
Deductible for tax purposes	$ 7,354
Not deductible for tax purposes	84,890
Goodwill	$ 92,244